Accounting Policies - Share Based payment agreements (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based payment arrangements
Share-based compensation	$ 373,509	$ 488,832	$ 748,500
LTRP
Share based payment arrangements
Share-based compensation	$ 373,509	$ 488,832	$ 748,500